Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred:
Federal	$ 126
State	33
(Decrease) Increase in valuation allowance	0
Total income tax expense	$ 159